Share Capital (Narrative) (Details)		1 Months Ended	12 Months Ended
	May 09, 2024 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Mar. 31, 2024 USD ($) Share shares	Mar. 31, 2023 USD ($) Share shares	Mar. 31, 2022 USD ($) Share shares
Disclosure of classes of share capital [line items]
Total number of shares issued			274,534	1,568,590	2,255,478
Number of warrants exercised					1,925,656
Number of stock options exercised | Share			85,715	3,322	329,822
Proceeds from issuance of common shares | $			$ 520,892	$ 4,895,826	$ 0
Professional fees and other direct expenses related to prospectus offering and the ATM | $			$ 14,904	$ 216,803	$ 0
At the Market Offering (ATM) [Member]
Disclosure of classes of share capital [line items]
Total number of shares issued			188,819	1,565,268
Maximum [Member]
Disclosure of classes of share capital [line items]
Proceeds from issuance of common shares | $		$ 20,000,000
Underwritten offering [Member]
Disclosure of classes of share capital [line items]
Total number of shares issued	1,500,000
Warrants issued to purchase common shares	1,575,000
Proceeds from issuance of common shares | $	$ 2,325,750
Exercise price of warrants issued | $ / shares	$ 1.82
Warrants expiration term	3 years